SCHEDULE OF DERIVATIVE LIABILITIES (Details)	Mar. 10, 2023	Sep. 30, 2022
Series G Warrant [Member]
Offsetting Assets [Line Items]
Remaining expected term of underlying securities (years)	2 months 26 days	8 months 8 days
Series G Warrant [Member] | Measurement Input, Share Price [Member]
Offsetting Assets [Line Items]
Valuation assumptions	4.10	3.84
Series G Warrant [Member] | Measurement Input, Exercise Price [Member]
Offsetting Assets [Line Items]
Valuation assumptions	140.00	140.00
Series G Warrant [Member] | Measurement Input, Price Volatility [Member]
Offsetting Assets [Line Items]
Valuation assumptions	179.41	132.97
Series G Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Offsetting Assets [Line Items]
Valuation assumptions	4.91	4.05
Series G Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Offsetting Assets [Line Items]
Valuation assumptions
Series H Warrant [Member]
Offsetting Assets [Line Items]
Remaining expected term of underlying securities (years)	1 year 3 months 21 days	1 year 6 months 25 days
Series H Warrant [Member] | Measurement Input, Share Price [Member]
Offsetting Assets [Line Items]
Valuation assumptions	4.10	3.84
Series H Warrant [Member] | Measurement Input, Exercise Price [Member]
Offsetting Assets [Line Items]
Valuation assumptions	80.00	80.00
Series H Warrant [Member] | Measurement Input, Price Volatility [Member]
Offsetting Assets [Line Items]
Valuation assumptions	141.03	122.50
Series H Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Offsetting Assets [Line Items]
Valuation assumptions	4.75	4.14
Series H Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Offsetting Assets [Line Items]
Valuation assumptions